Credit Risk Mitigation Position (Tables)	12 Months Ended
Dec. 31, 2020
Risks and Uncertainties [Abstract]
Schedule of credit risk mitigation position
	December 31,
	2019	2020
	RMB	RMB

Balance at the beginning of the year	-	928,702,101
Increase during the year	1,288,929,674	1,431,323,388
Decrease during the year	(352,306,712)	(1,136,849,732)
Confiscation during the year	(7,920,861)	(13,446,619)
Balance at the end of the year	928,702,101	1,209,729,138